UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
New York (99.7%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.640%	3/7/17 LOC	8,965	8,965
1 Battery Park City Authority New York Revenue
TOB VRDO	0.620%	3/1/17 LOC	2,200	2,200
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.700%	3/7/17 LOC	3,400	3,400
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.700%	3/7/17 LOC	3,960	3,960
Commack NY Union Free School District TAN	2.000%	6/27/17	12,500	12,541
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.700%	3/7/17 LOC	3,015	3,015
East Greenbush NY Central School District BAN	2.000%	2/9/18	13,535	13,646
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.670%	3/7/17	6,665	6,665
Franklin County NY Civic Development Corp.
Revenue VRDO	0.700%	3/7/17 LOC	5,200	5,200
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.680%	3/7/17 LOC	16,230	16,230
Grand Island NY BAN	2.000%	10/12/17	8,400	8,450
Half Hollow Hills NY Central School District TAN	2.000%	6/27/17	20,000	20,071
Hauppauge NY Union Free School District TAN	1.500%	6/23/17	7,250	7,266
Huntington NY Union Free School District TAN	2.000%	6/23/17	9,000	9,031
Kings Park NY Central School District BAN	2.000%	7/19/17	10,500	10,552
Lancaster NY Central School District BAN	2.000%	6/15/17	10,534	10,570
Lindenhurst NY Union Free School District TAN	2.000%	6/22/17	9,500	9,529
Middle Country NY Central School District TAN	2.000%	6/27/17	19,250	19,331
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.680%	3/7/17 LOC	7,205	7,205
Nassau County NY Industrial Development
Agency Civic Facility Revenue (Cold Spring
Harbor Laboratory) VRDO	0.570%	3/1/17	16,770	16,770
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.630%	3/7/17	1,800	1,800
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.640%	3/7/17	5,340	5,340
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.640%	3/7/17	11,000	11,000
Nassau County NY Interim Finance Authority
VRDO	0.650%	3/7/17	1,800	1,800
2 New Rochelle NY BAN	2.000%	3/2/18	7,058	7,123
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.630%	3/7/17 LOC	6,000	6,000

New York City NY GO	5.000%	8/1/17	3,135	3,190
New York City NY GO	5.000%	8/1/17	10,000	10,174
1 New York City NY GO TOB VRDO	0.670%	3/7/17	7,500	7,500
New York City NY GO VRDO	0.570%	3/1/17 LOC	3,515	3,515
New York City NY GO VRDO	0.570%	3/1/17	2,960	2,960
New York City NY GO VRDO	0.570%	3/1/17	1,000	1,000
New York City NY GO VRDO	0.580%	3/1/17	4,000	4,000
New York City NY GO VRDO	0.580%	3/1/17	2,200	2,200
New York City NY GO VRDO	0.580%	3/1/17	1,500	1,500
New York City NY GO VRDO	0.590%	3/1/17 LOC	200	200
New York City NY GO VRDO	0.590%	3/1/17 LOC	22,785	22,785
New York City NY GO VRDO	0.640%	3/7/17	59,200	59,200
New York City NY GO VRDO	0.640%	3/7/17 LOC	3,500	3,500
New York City NY GO VRDO	0.640%	3/7/17 LOC	2,445	2,445
New York City NY GO VRDO	0.680%	3/7/17 LOC	6,000	6,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.650%	3/7/17 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.640%	3/7/17 LOC	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.690%	3/7/17	17,120	17,120
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.690%	3/7/17	6,665	6,665
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.720%	3/7/17	6,730	6,730
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.570%	3/7/17 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.640%	3/7/17 LOC	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.680%	3/7/17 LOC	25,670	25,670
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.640%	3/7/17	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.640%	3/7/17 LOC	2,300	2,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.570%	3/7/17 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.670%	3/7/17 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.660%	3/7/17 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.550%	3/7/17 LOC	6,000	6,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.630%	3/7/17 LOC	9,430	9,430

New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.700%	3/7/17 LOC	2,570	2,570
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.670%	3/7/17	7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	18,000	18,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	7,495	7,495
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	13,100	13,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	12,055	12,055
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	3/1/17	1,070	1,070
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	3/1/17	2,900	2,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.610%	3/1/17	2,800	2,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.640%	3/7/17	9,000	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.640%	3/7/17	26,350	26,350
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.670%	3/7/17	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.670%	3/7/17	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.680%	3/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.690%	3/7/17	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.690%	3/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.670%	3/7/17	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.670%	3/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.670%	3/7/17	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.670%	3/7/17	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.670%	3/7/17	5,000	5,000

New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.570%	3/1/17	23,175	23,175
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.570%	3/1/17	6,750	6,750
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.570%	3/1/17	20,810	20,810
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.580%	3/1/17	4,350	4,350
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.580%	3/1/17	2,900	2,900
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.640%	3/7/17	1,000	1,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.570%	3/1/17	2,350	2,350
New York City NY Transitional Finance Authority
Revenue VRDO	0.570%	3/1/17	4,150	4,150
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.740%	6/13/17	14,000	14,000
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.620%	3/7/17	37,100	37,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.620%	3/7/17	45,600	45,600
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	0.690%	3/7/17	5,335	5,335
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.670%	3/7/17	10,400	10,400
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.790%	3/7/17	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	0.790%	3/7/17	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.670%	3/7/17	29,000	29,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.680%	3/7/17 LOC	20,000	20,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.670%	3/7/17	3,330	3,330
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.720%	3/7/17	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.630%	3/7/17 LOC	22,100	22,100
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/17 (ETM)	7,040	7,149
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.670%	3/7/17	4,500	4,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.580%	3/1/17 LOC	1,100	1,100
New York Metropolitan Transportation Authority
Revenue VRDO	0.580%	3/1/17 LOC	3,500	3,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.580%	3/1/17 LOC	7,755	7,755
New York Metropolitan Transportation Authority
Revenue VRDO	0.620%	3/7/17 LOC	4,275	4,275

New York Metropolitan Transportation Authority
Revenue VRDO	0.640%	3/7/17 LOC	9,900	9,900
New York Metropolitan Transportation Authority
Revenue VRDO	0.640%	3/7/17 LOC	19,800	19,800
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.670%	3/7/17 LOC	10,600	10,600
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.670%	3/7/17 LOC	4,855	4,855
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.670%	3/7/17 LOC	2,265	2,265
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.670%	3/7/17 LOC	2,680	2,680
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.600%	3/7/17	15,400	15,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.850%	3/7/17	11,000	11,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.620%	3/7/17	15,700	15,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.620%	3/7/17	4,800	4,800
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.630%	3/7/17 LOC	9,695	9,695
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.640%	3/7/17 LOC	3,785	3,785
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.670%	3/7/17	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.640%	3/7/17 LOC	48,615	48,615
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.640%	3/7/17 LOC	5,005	5,005
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.670%	3/7/17	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.670%	3/7/17	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.670%	3/7/17	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.670%	3/7/17	7,500	7,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.670%	3/7/17	5,500	5,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.670%	3/7/17	4,375	4,375
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.610%	3/7/17	16,000	16,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.640%	3/7/17	44,100	44,100
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.550%	3/7/17 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.610%	3/7/17 LOC	31,460	31,460

New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.500%	5/15/17	5,000	5,049
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.660%	3/7/17	7,115	7,115
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.790%	3/7/17	6,430	6,430
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.660%	3/7/17	17,370	17,370
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.670%	3/7/17	3,365	3,365
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.670%	3/7/17	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.680%	3/7/17	11,000	11,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.670%	3/7/17	3,650	3,650
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.550%	3/7/17 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (316 Eleventh Avenue)
VRDO	0.640%	3/7/17 LOC	6,500	6,500
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.640%	3/7/17 LOC	6,250	6,250
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.640%	3/7/17 LOC	24,500	24,500
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.640%	3/7/17 LOC	14,500	14,500
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.640%	3/7/17 LOC	2,400	2,400
New York State Housing Finance Agency
Housing Revenue (Dock Street Rental LLC)
VRDO	0.640%	3/7/17 LOC	14,800	14,800
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.640%	3/7/17 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.570%	3/7/17 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.670%	3/7/17 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.570%	3/7/17 LOC	28,000	28,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.560%	3/7/17 LOC	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	0.670%	3/7/17 LOC	14,000	14,000
1 New York State Housing Finance Agency
Housing Revenue TOB VRDO	0.760%	3/7/17	6,810	6,810
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.660%	3/7/17 LOC	27,600	27,600
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.660%	3/7/17 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.640%	3/7/17	42,905	42,905
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.620%	3/1/17	4,000	4,000

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.650%	3/1/17	12,345	12,345
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.660%	3/1/17	2,200	2,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.660%	3/7/17	23,370	23,370
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.660%	3/7/17	18,700	18,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.660%	3/7/17	10,895	10,895
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.680%	3/7/17	15,000	15,000
New York State Power Authority Revenue CP	0.750%	3/8/17	12,500	12,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.670%	3/7/17	5,850	5,850
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.670%	3/7/17	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.630%	3/7/17	2,000	2,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.640%	3/7/17 LOC	4,180	4,180
1 New York State Urban Development Corp.
Revenue TOB VRDO	0.710%	3/7/17	5,300	5,300
North Hempstead NY BAN	2.250%	4/4/17	7,500	7,510
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.720%	3/7/17 LOC	31,000	31,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.720%	3/7/17 LOC	12,000	12,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.720%	3/7/17 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.730%	3/7/17 LOC	27,500	27,500
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	0.780%	3/7/17 LOC	34,500	34,500
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.680%	3/7/17 LOC	3,465	3,465
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.680%	3/7/17 LOC	7,170	7,170
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.700%	3/7/17 LOC	5,040	5,040
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/17	4,275	4,340
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.670%	3/7/17	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.700%	3/7/17	1,050	1,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.710%	3/7/17	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.720%	3/7/17	1,710	1,710
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.720%	3/7/17	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.720%	3/7/17	5,560	5,560

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.720%	3/7/17	5,300	5,300
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.740%	3/7/17	2,260	2,260
Rensselaer County NY GO	2.000%	8/11/17	9,600	9,653
Scarsdale NY Union Free School District BAN	2.000%	6/22/17	5,000	5,018
Smithtown NY Central School District TAN	1.500%	6/30/17	9,600	9,619
South Country NY Central School District TAN	2.000%	6/27/17	11,500	11,544
South Huntington NY Union Free School District
TAN	2.000%	6/27/17	6,000	6,021
Syosset NY Central School District TAN	1.500%	6/27/17	4,500	4,510
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.560%	3/1/17 LOC	1,400	1,400
Tarrytowns NY Union Free School District BAN	2.000%	7/12/17	8,845	8,886
Three Village NY Central School District TAN	2.000%	6/27/17	26,000	26,111
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.640%	3/7/17 LOC	23,075	23,075
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.670%	3/7/17	3,750	3,750
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.670%	3/7/17	6,665	6,665
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.670%	3/7/17	4,195	4,195
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.650%	3/7/17 LOC	17,340	17,340
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.650%	3/7/17 LOC	14,435	14,435
Ulster County NY BAN	2.000%	11/22/17	6,958	7,013
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.660%	3/7/17	3,375	3,375
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.670%	3/7/17	1,000	1,000
Wappingers NY Central School District BAN	2.000%	7/7/17	15,322	15,371
Warwick Valley Central School District BAN	2.000%	7/7/17	5,000	5,021
West Babylon NY Union Free School District
BAN	2.000%	8/4/17	9,500	9,550
West Babylon NY Union Free School District
TAN	2.000%	6/23/17	15,000	15,062
Westchester County NY GO	2.000%	12/15/17	25,000	25,169
Williamsville NY Central School District BAN	2.000%	6/14/17	8,225	8,253
				2,158,133
Total Tax-Exempt Municipal Bonds (Cost $2,158,133)				2,158,133
Total Investments (99.7%) (Cost $2,158,133)				2,158,133
Other Assets and Liabilities-Net (0.3%)				5,623
Net Assets (100%)				2,163,756

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $492,390,000, representing 22.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2017.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (99.2%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	380
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	176
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,161
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	3,977
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/19 (Prere.)	3,455	3,776
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/19 (Prere.)	2,550	2,794
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/19 (Prere.)	4,395	4,804
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/19 (Prere.)	1,500	1,643
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/19 (Prere.)	3,415	3,733
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,744
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,171
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,110
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,944
1 Battery Park City Authority New York Revenue
TOB VRDO	0.620%	3/1/17 LOC	2,800	2,800
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	1/15/20 (Prere.)	1,550	1,751
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	18,214
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	6,261
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	22,243
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	2,250	2,589
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	2,016

Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	915
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,079
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	116
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,054
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,892
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,446
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	4,175	4,786
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	2,275	2,594
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	2,500	2,817
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,438
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,511
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,559
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,282
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,766
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,709
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,599
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	584
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	588
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,165
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,300
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	572
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	2,997
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,764
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/27	350	403
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/28	200	228
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	250	283

Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	200	225
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/31	200	224
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	240	267
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	200	222
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/41	215	234
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/46	300	326
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,747
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,322
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,831
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	704
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,134
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,363
Erie County NY GO	5.000%	4/1/25	560	636
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	5,000	5,773
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,606
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,240
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.690%	3/7/17	6,035	6,035
Freeport NY GO	5.000%	1/15/23	2,335	2,683
Freeport NY GO	5.000%	1/15/24	2,540	2,891
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,266
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	343
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	569
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,132
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,508
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,445

Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,401
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,786
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,445
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,103
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,735
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,375
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,925
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,748
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,771
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,786
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,525	32,417
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	930	1,011
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	1,520	1,653
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,465
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	16,523
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,690
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,811
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,171
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	11,921
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,000	1,152
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,550	1,711
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,015
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,661
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,244
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,281
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	11,005	11,742
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,090
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	2,797

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,550	19,397
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,702
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,813
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,780	3,796
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,029
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,454
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,211
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,806
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,691
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,674
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,694
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,475
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,610
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,167
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,904
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,618
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,139
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,549
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,479
Nassau County NY GO	5.000%	4/1/24	5,000	5,879
Nassau County NY GO	5.000%	1/1/27	3,000	3,534
Nassau County NY GO	5.000%	1/1/28	2,815	3,287
Nassau County NY GO	5.000%	4/1/29	4,320	4,904
Nassau County NY GO	5.000%	4/1/34	5,740	6,368
Nassau County NY GO	5.000%	4/1/35	1,500	1,659
Nassau County NY Interim Finance Authority
VRDO	0.650%	3/7/17	3,520	3,520
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,006

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,548
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,305
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,175
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,065
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,428
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	995	1,076
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,722
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,025	3,215
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	801
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	574
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,585
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,664
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,875
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,723
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,913
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,089
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,120
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	369
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	377
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	476

New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	417
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,228
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,075
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,336
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,005	2,139
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	986
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	864
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,623
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,526
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,133
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,936
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,076
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,362
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,087
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,365
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,003
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	234
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	315
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	261
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	358
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	755
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	752
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	659
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,130
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,131
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,113
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.700%	3/7/17 LOC	3,435	3,435
New York City NY GO	5.000%	10/1/17 (Prere.)	455	467
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,314

New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,076
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	3,037
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	8,933
New York City NY GO	5.625%	4/1/19 (Prere.)	1,605	1,759
New York City NY GO	5.000%	8/1/23	5,000	5,910
New York City NY GO	5.000%	8/1/24	4,000	4,719
New York City NY GO	5.000%	8/1/25	10,540	12,049
New York City NY GO	5.000%	8/1/26	4,370	5,211
New York City NY GO	5.000%	8/1/26	3,000	3,608
New York City NY GO	5.000%	8/1/26	5,000	5,884
New York City NY GO	5.000%	4/1/27	5,000	5,730
New York City NY GO	5.000%	8/1/27	5,000	6,018
New York City NY GO	5.000%	8/1/27	9,900	11,475
New York City NY GO	5.000%	8/1/27	15,290	17,464
New York City NY GO	5.000%	8/1/27	4,550	5,321
New York City NY GO	5.000%	8/1/28	4,000	4,663
New York City NY GO	5.000%	8/1/28	3,000	3,525
New York City NY GO	5.000%	8/1/28	5,000	5,967
New York City NY GO	5.000%	8/1/28	3,710	4,228
New York City NY GO	5.000%	8/1/28	1,915	2,184
New York City NY GO	5.000%	8/1/28	7,000	7,612
New York City NY GO	6.250%	10/15/28	45	49
New York City NY GO	5.625%	4/1/29	1,395	1,521
New York City NY GO	5.000%	8/1/29	5,000	5,788
New York City NY GO	5.000%	8/1/29	8,500	9,989
New York City NY GO	5.000%	8/1/29	5,000	5,919
New York City NY GO	5.000%	8/1/29	2,500	2,841
New York City NY GO	5.000%	8/1/30	3,000	3,482
New York City NY GO	5.000%	8/1/30	5,000	5,887
New York City NY GO	5.000%	8/1/30	6,220	7,125
New York City NY GO	5.000%	8/1/30	2,335	2,673
New York City NY GO	5.000%	8/1/30	2,185	2,457
New York City NY GO	5.000%	3/1/31	6,000	6,810
New York City NY GO	5.450%	4/1/31	320	346
New York City NY GO	4.000%	8/1/31	2,775	2,985
New York City NY GO	5.000%	8/1/31	2,230	2,519
New York City NY GO	5.000%	8/1/31	5,000	5,829
New York City NY GO	5.000%	8/1/31	1,500	1,710
New York City NY GO	5.000%	8/1/31	2,000	2,296
New York City NY GO	5.000%	8/1/31	3,000	3,374
New York City NY GO	5.000%	3/1/32	5,000	5,643
New York City NY GO	4.000%	8/1/32	1,935	2,065
New York City NY GO	5.000%	8/1/32	4,000	4,557
New York City NY GO	5.000%	8/1/32	2,985	3,357
New York City NY GO	5.000%	3/1/33	7,500	8,376
New York City NY GO	5.000%	8/1/33	2,875	3,303
New York City NY GO	5.000%	8/1/33	1,000	1,124
New York City NY GO	5.000%	10/1/33	6,500	7,412
New York City NY GO	5.000%	10/1/34	2,000	2,264
New York City NY GO	5.000%	8/1/35	3,500	3,923
New York City NY GO	5.375%	4/1/36	1,215	1,313
New York City NY GO	5.000%	6/1/36	910	1,025
New York City NY GO	4.000%	8/1/36	2,500	2,591
New York City NY GO	5.000%	10/1/36	3,000	3,374
New York City NY GO	5.000%	3/1/37	6,790	7,543
New York City NY GO	5.000%	8/1/37	4,000	4,554
New York City NY GO	5.000%	8/1/38	10,000	11,385

New York City NY GO	5.000%	12/1/41	8,000	9,119
New York City NY GO	4.000%	12/1/43	1,835	1,886
New York City NY GO VRDO	0.570%	3/1/17	16,250	16,250
New York City NY GO VRDO	0.580%	3/1/17	4,100	4,100
New York City NY GO VRDO	0.580%	3/1/17	1,600	1,600
New York City NY GO VRDO	0.590%	3/1/17 LOC	5,000	5,000
New York City NY GO VRDO	0.650%	3/7/17 LOC	1,500	1,500
New York City NY GO VRDO	0.680%	3/7/17 LOC	1,100	1,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,217
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,267
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,546
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,175
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,102
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,477
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,510
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,368
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,599
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,562
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,972
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,066
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,121
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	2,962
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,641
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,002
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,807
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,522
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,012
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,023
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	5,000	4,963
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,321

New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,895
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,341
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	2,739
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,127
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	34,550	38,405
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,170
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,981
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,198
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,468
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,171
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,018
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	11,947
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,692
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,901
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	10,876
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,846
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,354
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,651
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,833
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,616
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,488
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,117
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,408

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,157
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,525
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,221
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	7,755	8,218
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	14,156
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,074
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,289
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,839
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,484
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,098
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,637
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	3,841
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,281
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,149
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,353
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	11,889
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	3,400	3,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	6,400	6,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	3,115	3,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	3/1/17	5,600	5,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	3/1/17	10,100	10,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	3/1/17	2,980	2,980
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,591
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,759
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,249

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	18,827
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,257
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	12,866
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,348
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,180
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,648
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	534
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,818
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,770
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	534
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,467
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,496
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,258
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,686
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,682
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,633
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,667
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,656
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,597
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	11,385	11,607
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,780
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,255
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	9,410	10,546
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,253
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	6,920
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	16
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,057

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,472
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,137
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,268
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	2,980
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,266
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,284
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	5,923
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,854
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,690
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,602
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,887
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,227
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,986
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,269
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	11,769
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,266
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	10,934
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,476
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,665
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,408
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,230
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,301
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	3,600	3,794
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,413
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,134
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,668

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	10,000	11,428
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,237
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	5,677
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,081
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,169
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	16,877
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,914
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,811
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.570%	3/1/17	3,650	3,650
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.580%	3/1/17	1,700	1,700
New York City NY Transitional Finance Authortiy
Revenue VRDO	0.640%	3/7/17	3,680	3,680
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,260
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,258
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,122
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,734
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,582
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,432
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	4,000	1,744
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	973
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	1,384
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	14,618
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,514
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	6,600	6,854
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,073
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,371
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,944
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,633
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,053
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,069
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,658
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,666
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	19,844
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	28,531
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,722

New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,709
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,279
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,366
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	70,375
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	11,795
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,500	2,577
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	4,000	4,365
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	40	44
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	310	340
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,179
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	960	1,046
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,612
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,652
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,886
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,939
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,686
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,469
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	4,972
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,129
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	960	1,050
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,489
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,815
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,128
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,503
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	7,750
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,293
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,148
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,732

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,301
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,695
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,937
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,398
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,681
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,030	1,060
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	7,772
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,714
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,102
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,135
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,683
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,146
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,235
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,542
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,428
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,287
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	7,700	8,523
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,654
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	6,500	7,389
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,554
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,443
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,443
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	97
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	443
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,143
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	3,033
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,658
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,500	3,022

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,001
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,657
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	1,969
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,201
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	3,000	3,435
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	15,000	16,060
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	15,000	16,090
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	15,000	16,149
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	4,086
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,070
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/17 (Prere.)	4,325	4,412
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,407
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,136
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,518
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,122
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,759
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,119
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,213
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	15,091
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,196
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,000	3,526
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,626
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	880
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,161
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,404
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,325

New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,808
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,337
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,102
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,099
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	760
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	597
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,534
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,040
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,445
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	304
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	339
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	268
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	437
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	333
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	586
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,107
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	372
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	633
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,891
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	474
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,528
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,394
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,147
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	862
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	569
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,531
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,430
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,923

New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,360
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,097
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,834
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,138
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.640%	3/7/17 LOC	1,145	1,145
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,601
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,671
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,708
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,108
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	465	493
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	35	37
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	776
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	679
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,042
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	516
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,894
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,970
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,632
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,343
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,120
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,148
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,156
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,033
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	777
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	762
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	813
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,729

New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	842
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	450
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,403
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,170
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,163
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,000	5,894
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,575
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,327
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,001
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,150
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,706
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	13,774
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,666
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,738
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,390
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,179
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,383
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,136
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,693
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,110
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,793
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,321
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,122
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,293

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,816
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,692
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	3,926
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,106
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,322
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,343
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,716
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,229
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,199
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,305
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,076
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,072
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,067
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	35
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	35
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,384
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,573
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	795	846
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,796
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	1,970
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,674

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,477
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,812
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,282
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	6,972
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,894
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,630
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,461
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,056
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,042
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,038
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	10,899
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,032
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,621
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,151
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,357
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	19,384
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,662
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,673
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,591
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,022
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	4,092
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	466
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	582
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	496
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,134
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	564
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,165

New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	579
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	576
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,210
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,917
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,351
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,555
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,494
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,196
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,308
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,038
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,094
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,191
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,560
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,308
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,705
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,137
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,172
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,168
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,742
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	862
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,142
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	685
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,137
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	591
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,133
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/17 (Prere.)	9,000	9,140
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	740	868
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	754

New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/31	1,500	1,702
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,729
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,501
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,868
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,543
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,872
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,243
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,774
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,457
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,986
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,201
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,394
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,697
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,443
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	3,900
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,318
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,443
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,318
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,103
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	137
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	25	25
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	630	629
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	401
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	670
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	414
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	670
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	16
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	71

New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	383
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	142
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	11
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	60
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	285	289
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,478
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,319
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	324
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	426
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	504
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/22	1,350	1,361
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	465	445
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	75	75
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,595	1,568
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	595	580
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	571
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,579
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,329
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,033
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,620
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,706
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,689
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	5,944
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,047
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,644

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,351
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	5,692
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,268
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.138%	5/1/32 (10)	4,725	4,300
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.138%	5/1/32 (10)	3,250	2,958
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.138%	5/1/32 (10)	3,525	3,208
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.961%	12/1/25 (2)	2,535	2,443
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	2,969
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	3,000	3,613
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,000	3,591
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,820
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,250
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,793
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,846
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,784
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,502
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,649
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,683
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,452

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,615
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	5,435	5,658
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,418
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,703
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,926
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,642
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,333
New York State GO	5.000%	3/1/28	14,550	16,928
New York State GO	5.000%	2/15/39	9,500	10,167
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,411
New York State Housing Finance Agency
Housing Revenue (606 W 57TH St) VRDO	0.650%	3/7/17 LOC	3,800	3,800
2 New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	9/15/17 (Prere.)	15,245	15,605
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	3,000	3,135
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	970	974
New York State Local Government Assistance
Corp. Revenue VRDO	0.640%	3/7/17	1,200	1,200
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,620	1,646
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	732	765
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,120
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,893
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	5,943
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,392
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,606
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	1,957
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,486
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,864
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,316
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,525
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,263
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,376
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,611
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,645
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	9,968
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,276
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,783
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,643
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,550
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,268
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,346

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	150	151
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,440
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,256
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,254
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,254
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,226
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	8,988
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,626
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,724
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,045
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,723
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,169
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	3,990
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,758
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,422
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,064
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,498
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,139
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,111
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	354
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,012
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.870%	3/7/17 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	2,949
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,842
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	499
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	494
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,059
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	619

Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	678
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,051
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,831
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,599
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,541
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,274
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,644
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,331
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,151
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	671
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	701
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,071
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,352
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,438
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,114
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,601
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,548
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,762
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,216
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	3,863
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,017
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,479
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,200
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,473
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,873
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,113

Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	14,731
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	9,831
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,413
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	8,838
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,518
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,735
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,507
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,526
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/28	310	363
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/29	660	769
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/31	450	518
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/34	830	940
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/35	1,510	1,704
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/36	545	613
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,650
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,809
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	9,180	9,864
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,658
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,296
Suffolk County NY GO	5.000%	5/15/26 (4)	5,770	6,699
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,526
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,858
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,541
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,000	5,624

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,536
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	6,591
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	7,000	7,583
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,749
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,795
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	7,884
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	10,000	10,508
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	390	450
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,706
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,300
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,299
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,605
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	595
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,355
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,092
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,868
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	704
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	848
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	582
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,175	2,598
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,029
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,000	3,530
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	2,750	3,265
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,294
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	1,500	1,759
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	3,000	3,501
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	2,856
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	5,748

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,850
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	5,000	5,755
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	3,000	3,450
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,130
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	8,563
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	4,600	5,273
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,610
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,161
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,169
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,178
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,172
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,863
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,156
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,650
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,019
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,620
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,604
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	12,081
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,000	8,199
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,683
Utility Debt Securitization uthority New York
Revenue	5.000%	12/15/31	7,000	8,173
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,215
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,051
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,646
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,917
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	27,360
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	31,325
Westchester County NY GO	5.000%	7/1/17	9,280	9,419
Westchester County NY GO	5.000%	7/1/17 (ETM)	860	873
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	203

Westchester County NY GO	5.000%	1/1/21	1,550	1,767
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	99
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,187
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,858
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,992
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	17
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	259
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	913
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,478
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,657
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,581
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	5,750	6,220
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,109
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,103
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,095
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,683
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	16,353
Yonkers NY GO	5.000%	10/1/20	1,000	1,114
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,800
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,402
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,109
				3,987,628
Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,097

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,091
Total Tax-Exempt Municipal Bonds (Cost $3,848,098)				3,989,816
Other Assets and Liabilities-Net (0.8%)				32,806
Net Assets (100%)				4,022,622

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $18,189,000, representing 0.5% of net assets.
2 Securities with a value of $409,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,989,816	—
Futures Contracts—Assets[1]	111	—	—
Futures Contracts—Liabilities[1]	(35)	—	—
Total	76	3,989,816	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	508	109,934	(31)
5-Year U.S. Treasury Note	June 2017	(681)	(80,156)	61
Ultra 10-Year U.S. Treasury Note	June 2017	(166)	(22,234)	16
10-Year U.S. Treasury Note	June 2017	(146)	(18,188)	18
30-Year U.S. Treasury Bond	June 2017	113	17,137	(4)
Ultra Long U.S. Treasury Bond	June 2017	42	6,795	1
				61

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2017, the cost of investment securities for tax purposes was $3,850,044,000. Net unrealized appreciation of investment securities for tax purposes was $139,772,000, consisting of unrealized gains of $166,089,000 on securities that had risen in value since their purchase and $26,317,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 17, 2017
VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.